THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2007.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Berkshire Hathaway Inc.
Address:   1440 Kiewit Plaza
           Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc D. Hamburg
Title:   Vice President
Phone:   402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg                           Omaha, NE        February 14, 2007
-------------------------------------   --------------------   -----------------
[Signature]                                 [City, State]      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number   Name

     28- 5194               General Re - New England Asset Management, Inc.

                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 4
Form 13F Information Table Entry Total:            1
Form 13F Information Table Value Total:     $774,269
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME

1.    28-                    BH Columbia Inc.
         ----
2.    28-554                 Buffett, Warren E.
3.    28-1517                Columbia Insurance Company
4.    28-717                 OBH Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2006

COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------
NAME OF         TITLE OF                 VALUE     SHRS OR   SH/  PUT/  INVESTMENT     OTHER         VOTING AUTHORITY
ISSUER            CLASS      CUSIP     [X$1000]    PRN AMT   PRN  CALL  DISCRETION   MANAGERS      SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------
US Bancorp      Com       902973 30 4   774,269  23,307,300                  X      1, 2, 3, 4  23,307,300
                                       --------
                                       $774,269
                                       ========